PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

11.	PROPERTY, PLANT AND EQUIPMENT

								Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress (ii)	Right of use (i)	Other (*)	Total
Balance at December 31, 2021	349,495	3,019,934	13,800,888	29,037	3,643,682	581,824	106,274	21,531,134
Cost	349,495	5,358,388	29,348,048	190,847	3,643,682	754,606	445,870	40,090,936
Accumulated depreciation		(2,338,454)	(15,547,160)	(161,810)		(172,782)	(339,596)	(18,559,802)
Balance at December 31, 2021	349,495	3,019,934	13,800,888	29,037	3,643,682	581,824	106,274	21,531,134
Effect of foreign exchange differences	(12,314)	(21,167)	(66,796)	(756)	(6,137)	(1,024)	(334)	(108,528)
Acquisitions	1,402	48,061	6,631	6,618	3,213,068	26,218	58,521	3,360,519
Capitalized interest (1) (notes 28)					135,242			135,242
Write-offs (note 27)		(272)	25,229			(754)	(41)	24,162
Depreciation (note 26)		(218,941)	(2,334,638)	(7,245)		(104,382)	(54,495)	(2,719,701)
Transfers to other asset categories		314,131	2,800,864	5,421	(2,965,725)		(84,171)
Transfers to intangible assets					(101,449)			(101,449)
Right of Use - Initial Recognition
Right of use - Remesurement						99,728		99,728
Update of the ARO (Asset retirement obligation)
Transfers to fixed assets to investment property without cash effect
Consolidation of acquired companies and asset value	217,044	1,309,277	2,288,415	7,801	106,869	43,272	171,916	4,144,594
Acquisition of Elizabeth
Transfers to inventory
Others		91	4,700	6		(2)	(51)	4,744
Balance at December 31, 2022	485,107	4,451,114	16,525,293	40,882	4,025,550	644,880	197,619	26,370,445
Cost	485,107	8,741,911	36,373,386	284,863	4,025,550	1,057,566	643,304	51,611,687
Accumulated depreciation		(4,290,797)	(19,848,093)	(243,981)		(412,686)	(445,685)	(25,241,242)
Balance at December 31, 2022	485,107	4,451,114	16,525,293	40,882	4,025,550	644,880	197,619	26,370,445
Effect of foreign exchange differences	(4,586)	(5,859)	(19,497)	(1,877)	(2,973)	(1,667)	(104)	(36,563)
Acquisitions	49,434	45,852	265,728	2,791	4,040,151	73,215	59,035	4,536,206
Capitalized interest (1) (notes 28)					182,799			182,799
Write-offs (note 27) (2)	(1,627)	(12,021)	(15,118)	(27)	(82,136)		(6,590)	(117,519)
Depreciation (note 26)		(282,612)	(2,600,210)	(10,245)		(165,952)	(69,220)	(3,128,239)
Transfers to other asset categories	3,025	347,730	3,250,098	13,901	(3,737,635)		122,881
Transfer between groups - intangible assets and investment property	(6,637)	(21,528)	3,420	101	(13,979)		42	(38,581)
Right of use - Remesurement						124,310		124,310
Mazet Acquisition	591	9,468	8,281	391			814	19,545
Others		175	1,527		13,353			15,055
Balance at December 31, 2023	525,307	4,532,319	17,419,522	45,917	4,425,130	674,786	304,477	27,927,458
Cost	525,307	9,110,694	39,597,174	297,916	4,425,130	1,126,977	860,818	55,944,016
Accumulated depreciation		(4,578,375)	(22,177,652)	(251,999)		(452,191)	(556,341)	(28,016,558)
Balance at December 31, 2023	525,307	4,532,319	17,419,522	45,917	4,425,130	674,786	304,477	27,927,458
(*) Refer substantially to assets for railway use, such as yards, rails, mines, and railroad materials;

(**)	Advances in business expansion projects stand out, mainly Expansion of the port in Itaguaí and Casa de Pedra, Itabirito Project, Recovery of tailings from dams, Projects for new integrated Cement Plants and repairs to coke batteries in Presidente Vargas Plant.

(1)	The capitalized borrowing costs are basically determined for the projects in Steel and Mining and refer substantially, to:
- CSN: Technological updates and acquisition of new equipment for maintenance of the production capacity of UPV Plant (RJ);
- CSN Mineração: Expansion of Casa de Pedra (MG) and TECAR (RJ).
(2)	In September 2023, CEEE-G sold its stake in Consórcio Machadinho, and the write-off of the related assets was recognized in the amount of R$22,326, in other operating expenses (see note 27).

(i)	Right of use

Below the movements of the right of use:

					Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Others	Total
Balance at December 31, 2021	439,285	68,145	53,759	20,635	581,824
Cost	500,826	94,196	99,103	60,483	754,608
Accumulated depreciation	(61,541)	(26,051)	(45,344)	(39,848)	(172,784)
Balance at December 31, 2021	439,285	68,145	53,759	20,635	581,824
Effect of foreign exchange differences		(360)	(62)	(602)	(1,024)
Addition	2,520	2,042	4,191	17,465	26,218
Remesurement	45,410	8,325	38,430	7,563	99,728
Consolidation of acquired companies		1,092	35,511	6,669	43,272
Depreciation	(22,153)	(16,726)	(48,142)	(17,361)	(104,382)
Write-offs			(754)		(754)
Transfers to other asset categories	(14)	(87)	228	(127)
Others				(2)	(2)
Balance at December 31, 2022	465,048	62,431	83,161	34,240	644,880
Cost	548,756	107,782	277,865	123,164	1,057,567
Accumulated depreciation	(83,708)	(45,351)	(194,704)	(88,924)	(412,687)
Balance at December 31, 2022	465,048	62,431	83,161	34,240	644,880
Effect of foreign exchange differences		(503)	(340)	(824)	(1,667)
Addition	65,081	4,400		3,734	73,215
Remesurement	16,704	37,506	64,755	5,345	124,310
Depreciation	(31,751)	(18,116)	(97,181)	(18,904)	(165,952)
Transfers to other asset categories	(2,159)	339	3,754	(1,934)
Balance at December 31, 2023	512,923	86,057	54,149	21,657	674,786
Cost	629,004	143,926	254,640	99,407	1,126,977
Accumulated depreciation	(116,081)	(57,869)	(200,491)	(77,750)	(452,191)
Balance at December 31, 2023	512,923	86,057	54,149	21,657	674,786

The average estimated useful lives are as follows (in years):

		Consolidated
	12/31/2023	12/31/2022
Buildings and Infrastructure	33	34
Machinery, equipment and facilities	20	18
Furniture and fixtures	11	12
Others	10	9

Accounting Policy

Property, plant and equipment are carried at cost of acquisition, formation or construction, minus accumulated depreciation or depletion and any impairment loss. Depreciation is calculated using the straight-line method based on the remaining useful life of assets or the term of the contract, whichever is shorter. The depletion of mines is calculated based on the quantity of ore mined. Land is not depreciated since their useful life is considered indefinite. All other disbursements are expensed as incurred.

•	Capitalized interest

Borrowing costs directly attributable to the acquisition, construction and or production of qualifying assets are capitalized as part of the cost of the asset when it is probable that they will result in future economic benefits and on which date they are ready to determine their functions in the manner intended by the Company.

•	Development costs of new ore deposits

Costs for the development of new ore deposits, or for the expansion of the capacity of the mines in operation are capitalized and amortized by the method of units produced (extracted) based on the probable and proven quantities of ore.

•	Exploration expenses

Exploration expenses are recognized as expenses until the viability of the mining activity is established; after that period, subsequent costs are capitalized.

•	Waste removal costs

Expenses incurred during the development phase of a mine, prior to the production phase, are accounted for as part of the depreciable development costs. Subsequently, these costs are amortized over the useful life of the mine on the basis of probable and proven reserves.

•	Stripping costs

The stripping costs incurred in the production phase are added to the stock value, except when a specific extraction campaign is carried out to access deeper deposits of the deposit. In this case, costs are capitalized and classified in non-current assets and are amortized over the useful life of the deposit.